Form N-1A Supplement	Dec. 31, 2025
BBH INCOME FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BBH INCOME FUND

Class I Shares (BBNIX)

Class N Shares (BBNNX)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

I.	Change of Investment Adviser

The Board of Trustees (the “Board”) of the BBH Trust (the “Trust”) unanimously approved a change of the investment adviser of the BBH Income Fund (the “Fund”) at the December 10, 2025, Board meeting. Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners”), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. (“BBH&Co.”) will become the investment adviser of the Fund.

II.	Fees and Expenses

Effective January 1, 2026, the fee table in the section captioned “Fees and Expenses” on page 1 of the prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses*

(Expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fees	0.37%	0.37%
Distribution (12b-1) Fees	None	None
Other Expenses**	0.33%	0.07%
Total Annual Fund Operating Expenses	0.70%	0.44%

*	Fees reflected in the table as of January 1, 2026.
**	Other Expenses for Class N Shares are based on estimated amounts for the current fiscal year.

III.	Principal Investment Strategies

Effective January 1, 2026, the section captioned “Principal Investment Strategies” on page 2 of the prospectus is revised by replacing the first sentence of the first paragraph of that section with the following:

“Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”), serves as the Fund’s investment adviser.

IV.	Principal Risks of the Fund

Effective immediately, the section captioned “Principal Risks of the Fund” on page 6 of the prospectus is revised by replacing the last sentence of that section with the following:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH Credit Partners or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency.